WARRANTS	12 Months Ended
Dec. 31, 2017
WARRANTS

22. WARRANTS

The warrants are exercisable at any time after the commitment date to purchase up to 4,778,846 shares of the Group’s ADS as follows:

Warrants	Principal Amount		Exercise Price
Tranche I	US$	5,000,000	US$	1.50
Tranche A	US$	2,750,000	US$	2.60
Tranche B	US$	1,650,000	US$	5.20
Tranche C	US$	550,000	US$	7.80

For the tranche A, B, C, the expiration date is the third anniversary of the issuance date or if the holder has exercised its option to extend the maturity date of all or any portion of the convertible notes in accordance with the terms and conditions thereof, the fifth anniversary of the issuance date.

The exercise prices of the warrants are subject to anti-dilution adjustments in the event the Company issue ordinary shares at a price per share lower than the applicable exercise price in effect immediately prior to the issuance. As of December 31, 2017, no adjustments to the exercise prices had occurred.

The Group performs valuations of the warrants using a probability weighted Black-Scholes option pricing model. This model requires input of assumptions including the risk-free interest rates, volatility, expected life and dividend rates, and has also considered the likelihood of “down-round” financings. Selection of these inputs involves management’s judgment and may impact net income.

The assumptions used in the Black-Scholes option pricing model for the warrants were as follows:

Warrants	Tranche I	Tranche A	Tranche B	Tranche C
Risk-free interest rate	1.97%	1.71%	1.71%	1.71%
Expected volatility of common stock	73.67%	56.59%	56.59%	56.59%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life of warrants	2.9 years	0.9 years	0.9 years	0.9 years

The fair value of the warrants as of issuance date, December 31, 2016 and 2017 is RMB57.3 million, RMB16.4 million, and RMB3.7 million (US$0.6 million) respectively. The change in fair value of the warrant liability resulted in a gain of RMB48.1 million and a loss of RMB12.6 million (US$1.9 million) for the years ended December 31, 2016 and 2017, respectively.